Homestead Funds, Inc.

Supplement Dated November 1, 2010
To the Prospectus Dated May 1, 2010

This supplement revises certain information regarding the Daily Income Fund (the “Fund”) contained in the above-referenced Prospectus.  Please read this supplement carefully and keep it with your Prospectus for future reference.  You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at www.homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, IFS8-305, Arlington, Virginia 22203.

1.
Effective November 1, 2010, Patricia Murphy resigned as portfolio manager of the Daily Income Fund, and effective that same date, John Szczur was appointed portfolio manager.  As such, the paragraph under “FUND MANAGEMENT - Portfolio Manager” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

John Szczur is the Money Market Portfolio Manager for RE Advisers Corporation and Director, Pension Investments for NRECA.  Mr. Szczur has managed the Fund since 2010.

2.	Additionally, the paragraph under “PORTFOLIO MANAGERS – Daily Income Fund” on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

John Szczur

Mr. Szczur is a money market portfolio manager for RE Advisers and the Director, Pension Investments for NRECA.  He is the portfolio manager for the Daily Income Fund.  He received his BS in Business Economics from the University of Pittsburgh at Johnstown, PA, an MBA in Finance and Investments from George Washington University in Washington, DC, and an MS in Real Estate and Urban Development from American University in Washington, DC.  Mr. Szczur is a Director of RE Investment Corporation and has been with NRECA since September 2010.  Prior to joining NRECA, he was Director of Investments at the Central Pension Fund of the International Union of Operating Engineers and Participating Employers in Washington, DC, since 1997.

Homestead Funds, Inc.

Supplement Dated November 1, 2010
To the Statement of Additional Information
Dated May 1, 2010 (as amended May 27, 2010)

This supplement updates certain information regarding the Daily Income Fund contained in the above-referenced Statement of Additional Information (“SAI”).  Please read this supplement carefully and keep it with your SAI for future reference.  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at www.homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

1.
Effective November 1, 2010, Patricia Murphy resigned as portfolio manager of the Daily Income Fund, and effective that same date, John Szczur was appointed portfolio manager.  As such, the first paragraph, chart and related footnotes on page 45 of the SAI in the section titled “PORTFOLIO MANAGERS – RE ADVISERS” are deleted in their entirety and replaced with the following:

The table below shows information regarding the other accounts, aside from Homestead Funds, for which each portfolio manager is primarily responsible for managing as of December 31, 2009.

Name of Portfolio Manager	Category of Accounts	Number of Accounts Managed in Each Category of Account	Total Assets in Accounts Managed Within Each Category

Mark Ashton	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	2	$2,152 million
	Other Accounts	1	$19 million

Douglas Kern	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	3	$1,404 million
	Other Accounts	3	$21 million

Peter Morris	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	2	$2,152 million
	Other Accounts	1	$19 million

Patricia Murphy*	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	0	N/A
	Other Accounts	1	$1.7 million

John Szczur**	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	0	N/A
	Other Accounts	1	$1.9 million

Stuart Teach	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	2	$2,152 million
	Other Accounts	1	$19 million

________________________

None of the accounts above pay a performance-based advisory fee.

*	Ms. Murphy retired as portfolio manager of the Daily Income Fund on November 1, 2010.
**	Mr. Szczur was appointed portfolio manager of the Daily Income Fund as of November 1, 2010. All of Mr. Szczur’s information is as of October 1, 2010.

2.	Additionally, under the same section “PORTFOLIO MANAGERS – RE ADVISERS,” the chart on pages 46 - 47 and the preceding sentence are deleted in their entirety and replaced with the following:

The table below shows the dollar range of Fund shares as of December 31, 2009 beneficially owned by each portfolio manager in the Fund(s) that he or she manages.

Name of Portfolio Manager	Dollar Range Of Securities Owned In The Fund

Mark Ashton	Value Fund $100,001-$500,000

Small-Company Stock Fund $500,001-$1,000,000

Douglas Kern	Short-Term Government Securities Fund None

Short-Term Bond Fund $1-$10,000

Peter Morris	Value Fund over $1,000,000

Small-Company Stock Fund over $1,000,000

Patricia Murphy*	Daily Income Fund $10,001-$50,000

John Szczur**	Daily Income Fund
None

Stuart Teach	Value Fund $100,001-$500,000

Small-Company Stock Fund $100,001-$500,000

__________________________

*	Ms. Murphy retired as portfolio manager of the Daily Income Fund on November 1, 2010.
**	Mr. Szczur was appointed portfolio manager of the Daily Income Fund as of November 1, 2010. His ownership information is as of October 1, 2010.